COMMITMENTS AND CONTINGENT LIABILITIES (Annual Minimum Future Rental Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2016	$ 713
2017	577
2018	90
2019	6
Operating Leases, Future Minimum Payments Due, Total	1,386
Lease expenses	$ 761	$ 754	$ 747